Consolidated Balance Sheets (Parenthetical) - $ / shares	May 31, 2020	May 31, 2019
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	490,000,000	50,000,000
Common stock, shares issued	101,487,017	24,356,062
Common stock, shares outstanding	101,487,017	24,356,062